Commitments and Contingencies (Details 2) $ in Thousands	Feb. 20, 2014 USD ($) item	Dec. 31, 2015 USD ($)
Operating lease obligations
2016		$ 4,440,947
2017		2,266,742
2018		2,397,224
2019		2,469,765
2020		1,860,340
Thereafter		8,901,074
Long-term debt obligations
Operating lease obligations
2016		1,501,079
2017		901,097
2018		1,201,163
2019		1,401,233
2020		1,101,307
Thereafter		7,507,807
Interest expense on long-term debt and capital lease obligations
Operating lease obligations
2016		770,957
2017		714,722
2018		644,542
2019		616,490
2020		476,593
Thereafter		$ 962,953
Satellite and Tracking Stock Transaction | EchoStar and HSSC
Commitments
Number of owned satellites transferred and leased back | item	5
Cash in exchange for shares of series of preferred tracking stock issued	$ 11,000